UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida
          Municipal 2020 Term Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
          Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 – 09/30/2007

Item 1 – Schedule of Investments

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2007
 BlackRock Florida Municipal 2020 Term Trust (BFO)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		LONG-TERM INVESTMENTS—150.8%
		Florida—141.8%
$6,150		Brd. of Ed., Sch. Impvts. Misc. GO, Ser. J,
		5.00%, 6/01/24, AMBAC	$6,404,671
1,095		City of Deltona, Mult. Util. Impvts. RB,
		5.00%, 10/01/23, MBIA	1,140,443
1,000		City of Lakeland, Wtr. RB, 5.00%, 10/01/27	1,023,090
		City of Marco Island, Wtr. Util. Impvts.
		Wtr. RB,
2,000		5.00%, 10/01/22, MBIA	2,090,440
1,375		5.00%, 10/01/23, MBIA	1,432,063
1,000		5.25%, 10/01/21, MBIA	1,065,620
		City of Palm Coast, Wtr. Util. Impvts. Wtr.
		RB,
1,770		5.00%, 10/01/22, MBIA	1,850,039
1,485		5.00%, 10/01/23, MBIA	1,546,628
1,500		5.00%, 10/01/24, MBIA	1,559,445
4,000		Cnty. of Escambia, Misc. RB, Intl. Paper
		Co. Proj., 5.75%, 11/01/27, AMT	4,061,280
		Cnty. of Miami-Dade,
5,365		Misc. Taxes RB, Ser. A, Zero Coupon,
		10/01/19, MBIA	2,907,615
10,000		Misc. Taxes RB, Ser. A, Zero Coupon,
		10/01/20, MBIA	5,122,000
7,560		Recreational Fac. Impvts. Misc. Taxes
		RB, Ser. B, Zero Coupon, 10/01/32,
		MBIA	1,953,202
2,760		Cnty. of Polk, Wtr. Util. Impvts. Wtr. RB,
		5.00%, 10/01/23, FGIC	2,874,540
4,540	[1]	Crossings at Fleming Island Cmnty. Dev.
		Dist., Swr. Impvts. RB, 6.75%, 10/01/09	4,862,385
566		Escambia Cnty. Hlth. Facs. Auth., Hlth.,
		Hosp. & Nursing Home Impvts. RB,
		5.95%, 7/01/20, AMBAC	587,167
2,500		Halifax Hosp. Med. Ctr., Hlth., Hosp. &
		Nursing Home RB, Ser. A, 5.25%,
		6/01/26	2,546,900
1,500	[2]	Highlands Cnty. Hlth. Facs. Auth., Hlth.,
		Hosp. & Nursing Home RB, Adventist
		Hlth. Sys./Sunbelt Proj., Ser. C, 5.25%,
		11/15/36	1,532,640
1,955		Hillsborough Cnty. Indl. Dev. Auth., Elec.,
		Pwr. & Lt. RB, Tampa Elec. Co. Proj.,
		5.50%, 10/01/23	1,990,034
1,000		Hillsborough Cnty. Sch. Brd., Sch. Impvts.
		Lease Approp. COP, 5.00%, 7/01/27,
		MBIA	1,021,990
2,500		Hsg. Fin. Corp., Local or Gtd. Hsg. RB,
		4.70%, 7/01/22, AMT	2,447,725
1,500		Lee Cnty. Hsg. Fin. Auth., Local Sngl. Fam.
		Hsg. RB, Mult. Cnty. Proj., Ser. A-2,
		6.00%, 9/01/40, AMT	1,634,070
1,500		Lee Cnty. Indl. Dev. Auth., Hlth., Hosp. &
		Nursing Home RB, Shell Point/Alliance
		Cmnty. Proj., 5.00%, 11/15/22	1,471,830
3,000		Lee Cnty., Trans. RB, Ser. B, 5.00%,
		10/01/22, AMBAC	3,142,320
1,500		Marion Cnty. Hosp. Dist., Hlth., Hosp. &
		Nursing Home RB, Munroe Regl. Hlth.
		Sys. Proj., 5.00%, 10/01/22	1,528,395
2,500		Miami Beach Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home Impvts. RB, Mt. Sinai
		Med. Ctr. Proj., 6.75%, 11/15/21	2,759,525
4,695	[1]	Miami-Dade Cnty. Edl. Facs. Auth., Univ.
		& Coll. RB, Miami Univ. Proj., Ser. A,
		5.00%, 4/01/14, AMBAC	5,047,970
Principal
Amount
(000)		Description	Value
		Florida—(cont'd)
$4,000		Mun. Loan Council, Pub. Impvts. RB, Ser.
		A, Zero Coupon, 4/01/20, MBIA	$2,304,640
		Northern Palm Beach Cnty. Impvt. Dist.,
1,000		SA, Wtr. Ctrl. & Impvt. Unit Dev. 43
		Proj., Ser. B, 4.50%, 8/01/22, ACA	926,200
1,000		SA, Wtr. Ctrl. & Impvt. Unit Dev. 43
		Proj., Ser. B, 5.00%, 8/01/31, ACA	953,090
2,735	[1]	Wtr. Util. Impvts. SA RB, Wtr. Ctrl. &
		Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/11	2,968,104
710		Wtr. Util. Impvts. SA RB, Wtr. Ctrl. &
		Impvt. Unit Dev. 43 Proj., 6.10%, 8/01/21	735,752
725		Orange Cnty. Edl. Facs. Auth., Univ. &
		Coll. Impvts. RB, Rollins Coll. Proj.,
		5.25%, 12/01/22, AMBAC	781,231
4,450	[1]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home Impvts. RB, Adventist
		Hlth. Sys. Proj., 5.625%, 11/15/12	4,892,374
6,500		Palm Beach Cnty. Sch. Brd., Lease Renewal
		COP, Ser. D, 5.00%, 8/01/28, FSA	6,616,935
4,455		Sterling Hill Cmnty. Dev. Dist., SA, Ser. A,
		6.10%, 5/01/23	4,781,329
2,445		Stevens Plantation Impvt. Proj. Dependent
		Spl. Dist., Pub. Impvts. Misc. RB,
		6.375%, 5/01/13	2,490,281
1,185		Sumter Cnty. Indl. Dev. Auth., Indl. Impvts.
		RB, North Sumter Util. Co. LLC Proj.,
		6.80%, 10/01/32, AMT	1,205,809
		Tohopekaliga Wtr. Auth.,
3,630		Wtr. RB, Ser. A, 5.00%, 10/01/21, FSA	3,828,670
3,810		Wtr. RB, Ser. A, 5.00%, 10/01/22, FSA	3,982,288
2,000		Wtr. RB, Ser. A, 5.00%, 10/01/23, FSA	2,083,000
1,975		Wtr. Util. Impvts. Wtr. RB, Ser. B,
		5.00%, 10/01/22, FSA	2,064,310
1,180		Wtr. Util. Impvts. Wtr. RB, Ser. B,
		5.00%, 10/01/23, FSA	1,228,970
1,550		Vlg. Cmnty. Dev. Dist. No. 5, Pub. Impvts.
		SA, Ser. A, 6.00%, 5/01/22	1,675,829
		Vlg. Ctr. Cmnty. Dev. Dist.,
2,000		Recreational Fac. Impvts. RB, Ser. B,
		6.35%, 1/01/18	2,198,540
5,000		Wtr. Util. Impvts. Wtr. RB, 5.25%,
		10/01/23, MBIA	5,306,950
1,000		Watergrass Cmnty. Dev. Dist., Pub. Impvts.
		SA, Ser. B, 5.125%, 11/01/14	944,480
			117,572,809
		Puerto Rico—7.3%
2,015		Children's Trust Fund, Tobacco Settlement
		Funded RB, 5.50%, 5/15/39	2,016,148
3,740	[1]	Pub. Fin. Corp., Cash Flow Mgmt. Misc.
		RB, Ser. E, 5.50%, 2/01/12	4,023,081
			6,039,229
		U.S. Virgin Islands—1.7%
1,500		Pub. Fin. Auth., Swr. Impvts. RB, Hovensa
		LLC Proj., 4.70%, 7/01/22, AMT	1,403,580
		Total Long-Term Investments
		(cost $121,308,354)	125,015,618
		SHORT-TERM INVESTMENTS—5.8%
		Florida—5.8%
1,000	[3]	Higher Edl. Facs. Fing. Auth., Univ. & Coll.
		Impvts. RB, Saint Thomas Univ. Proj.,
		4.02%, 10/01/07, FRDD	1,000,000

 BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount
(000)		Description	Value
		Florida—(cont'd)
$680	[3]	Jacksonville Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home RB, Daughters of
		Charity Proj., 4.00%, 10/01/07, MBIA,
		FRDD	$680,000
500	[3]	Lee Cnty. Hosp. Brd. of Directors, Hlth.,
		Hosp. & Nursing Home RB, Mem. Hlth.
		Sys. Proj., 4.09%, 10/01/07, FRDD	500,000
		Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp.
		& Nursing Home Impvts. RB, Orlando Regl.
		Hlth. Care Proj.,
1,550	[3]	4.00%, 10/01/07, FSA, FRDD	1,550,000
1,100	[3]	4.02%, 10/01/07, FGIC, FRDD	1,100,000
			4,830,000
Shares
		Money Market Fund—0.0%
457	[4,5]	CMA Florida Mun. Money Fund, 3.25%	457
		Total Short-Term Investments
		(cost $4,830,457)	4,830,457
Total Investments —156.6% (cost $126,138,8116)			$129,846,075
Other assets in excess of liabilities—2.4%			1,991,125
Preferred shares at redemption value, including dividends
payable—(59.0)%			(48,936,108)
Net Assets Applicable to Common Shareholders—100%			$82,901,092

[1]

This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[2]	Variable rate security. Rate shown is interest rate as of September 30, 2007.

[3]

For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2007.

[4]	Represents an investment in an affiliate.

[5]	Represents current yield as of September 30, 2007.

[6]

Cost for federal income tax purposes is $126,104,521. The net unrealized appreciation on a tax basis is $3,741,554, consisting of $4,203,920 gross unrealized appreciation and $462,366 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ACA	— American Capital Access
AMBAC	— American Municipal Bond Assurance Corp.
AMT	— Subject to Alternative Minimum Tax
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Co.
FRDD	— Floating Rate Daily Demand
FSA	— Financial Security Assurance
GO	— General Obligation
MBIA	— Municipal Bond Insurance Assoc.
RB	— Revenue Bond
SA	— Special Assessment

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By: /s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer of BlackRock Florida Municipal 2020 Term Trust

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke, President & Chief Executive Officer (principal executive officer) of BlackRock Florida Municipal 2020 Term Trust

Date: November 20, 2007

By: /s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock Florida Municipal 2020 Term Trust

Date: November 20, 2007